NOTE A: NATURE OF ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) - The Company amortizes its patents over a period of ten years. Amortization expense totaled $2,354 f (USD $)	9 Months Ended	10 Months Ended					12 Months Ended
	Jul. 31, 2012	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013	Oct. 31, 2012
Year Ended October 31,	$ 2,354	$ 8,002	$ 3,144	$ 3,144	$ 3,144	$ 3,144	$ 787
$ 21,367